INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)	The table below shows the components of income tax year ended December 31, 2022, 2021 and 2020:

(in thousands of $)	2022	2021	2020
Current income tax expense	(99)	(71)	(89)
Adjustments in respect of current income tax of previous years	1	(28)	5
Income tax expense reported in the income statement	(98)	(99)	(84)

Schedule of effective income tax rate reconciliation
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the year ended December 31, 2022, 2021 and 2020 is as follows:

(in thousands of $)	2022	2021	2020
Income before tax	188,140	162,304	8,189
Income tax at 0% (2021: 0% (2020: 0%))	—	—	—
Effect of higher foreign tax rates	(98)	(99)	(84)
Income tax expense at effective rate of 0.1% (2021: 0.1% (2020: 1.0%))	(98)	(99)	(84)